Financing Lease Obligations - Schedule of Future Lease Obligations (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2022	$ 2,271,153	$ 1,531,108
2023	1,460,669	769,619
2024	1,011,377	210,219
Total payments	4,743,199	2,510,946
Less: imputed interest	(302,765)	(158,068)
Total obligation	4,440,434	2,352,878	$ 2,400,565	$ 3,790,147
Less: current portion	2,091,533	1,426,425	1,416,446
Non-current capital leases obligations	$ 2,348,901	$ 926,453	$ 984,119